Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total
Balance at Dec. 31, 2010	$ 357,913,170	$ 3,688,624	$ 361,601,794
Balance (in units) at Dec. 31, 2010			12,523,668.457
Increase/(decrease) in Partners' Capital [Roll Forward]
Subscriptions	49,482,740	300,000	49,782,740
Subscriptions (in units)			1,823,883.717
Net Income (Loss)	(83,879,566)	(886,076)	(84,765,642)
Redemptions	(47,072,605)	0	(47,072,605)
Redemptions (in units)			(1,854,294.430)
Balance at Dec. 31, 2011	276,443,739	3,102,548	279,546,287
Balance (in units) at Dec. 31, 2011			12,493,257.744
Increase/(decrease) in Partners' Capital [Roll Forward]
Subscriptions	15,421,746	0	15,421,746
Subscriptions (in units)			696,407.475
Net Income (Loss)	(28,408,388)	(322,583)	(28,730,971)
Redemptions	(59,524,050)	(399,993)	(59,924,043)
Redemptions (in units)			(2,798,920.393)
Balance at Dec. 31, 2012	203,933,047	2,379,972	206,313,019
Balance (in units) at Dec. 31, 2012			10,390,744.826
Increase/(decrease) in Partners' Capital [Roll Forward]
Subscriptions	10,860,039	0	10,860,039
Subscriptions (in units)			530,497.205
Net Income (Loss)	17,211,835	214,588	17,426,423
Redemptions	(45,025,584)	(300,025)	(45,325,609)
Redemptions (in units)			(2,187,684.212)
Balance at Dec. 31, 2013	$ 186,979,337	$ 2,294,535	$ 189,273,872
Balance (in units) at Dec. 31, 2013			8,733,557.819